Trade Payables And Accrued Liabilities - Disclosure of Trade and Other Payables Explanatory (Detail) - CAD ($)	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Trade and other non-current payables [abstract]
Trade payables	$ 8,697,912	$ 5,591,316	$ 5,903,789
Accrued liabilities	5,453,285	5,398,389	4,795,742
Interest payable	228,222	233,854	425,054
Mastercard facility	372,374	296,669	600,590
Due to related parties	217,795	265,074	846,228
Income taxes payable	278,813	266,753	21,752
Indirect taxes payable	279,993	150,577	242,703
Other	814,953	218,677	88,398
Total trade payables and accrued liabilities	$ 16,343,347	$ 12,421,309	$ 12,924,256